Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended		21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended		33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended		45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended		57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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Hennessy Cornerstone Growth Fund - Investor Class
Account Value [Line Items]
Accumulated Value		$ 10,000												$ 9,500													$ 12,088													$ 11,096													$ 10,521													$ 10,938												$ 16,388												$ 16,799												$ 17,225												$ 25,695												$ 26,254
Hennessy Cornerstone Growth Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												238,274													304,148													280,149													266,538													277,962												417,885												429,748												441,975												661,367												678,109
Hennessy Focus Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												9,837													11,828													11,589													14,388													13,411												20,502												15,264												15,800												21,794												28,947
Hennessy Focus Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												246,836													297,899													292,992													365,050													341,495												523,970												391,567												406,822												563,216												751,018
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												9,211													11,331													10,136													10,013													11,064												16,491												17,666												19,438												29,977												30,755
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												231,169													285,418													256,248													254,102													281,633												421,328												452,992												500,253												774,376												797,243
Hennessy Cornerstone Large Growth Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												10,263													11,874													12,887													13,898													13,794												20,415												17,809												19,497												24,047												25,082
Hennessy Cornerstone Large Growth Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												257,303													298,483													324,811													351,197													349,797												518,747												453,813												498,520												616,273												644,558
Hennessy Cornerstone Value Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												10,641													12,730													13,193													13,882													11,630												17,075												18,557												18,288												22,563												24,976
Hennessy Cornerstone Value Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												266,795													320,008													332,439													350,304													294,031												432,796												471,402												465,472												575,597												638,539
Hennessy Total Return Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												10,820													12,171													12,778													13,792													12,087												14,712												14,877												14,955												17,275												18,805
Hennessy Equity and Income Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												9,988													11,402													11,794													12,784													13,262												16,079												14,054												14,569												17,546												18,308
Hennessy Equity and Income Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												250,749													287,363													298,452													324,589													338,099												411,411												361,022												375,431												453,706												475,204
Hennessy Balanced Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												10,520													11,525													11,924													12,645													11,654												13,357												13,264												13,235												14,753												15,637
Hennessy Energy Transition Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												11,197													11,664													11,246													8,643													5,365												11,240												16,774												16,911												18,070												20,439
Hennessy Energy Transition Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												280,772													293,372													283,711													218,687													136,016												285,863												427,975												432,867												464,087												526,568
Hennessy Midstream Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	$ 9,375	$ 9,098	$ 7,832	$ 8,073	$ 8,525	$ 9,507	$ 9,917	$ 10,252	$ 10,380	$ 10,547	$ 11,046	10,428	$ 10,760	$ 11,059	$ 11,369	$ 11,376	$ 11,387	$ 11,259	$ 10,823		$ 10,732	$ 10,868	$ 10,446	$ 10,596	10,173	$ 10,062	$ 10,509	$ 10,869	$ 9,902	$ 9,008	$ 9,626	$ 9,964		$ 9,785	$ 10,297	$ 10,356	$ 10,129	9,443	$ 9,286	$ 8,282	$ 9,546	$ 9,515	$ 9,923	$ 9,783	$ 9,402		$ 9,612	$ 9,557	$ 9,200	$ 9,297	8,850	$ 8,582	$ 9,256	$ 8,765	$ 7,758	$ 4,328	$ 6,030	$ 6,423		$ 5,969	$ 5,668	$ 5,685	$ 4,983	5,121	$ 6,192	$ 6,361	$ 6,620	$ 7,109	$ 7,512	$ 7,948	$ 8,573	$ 9,004	$ 8,483	$ 8,330	$ 8,652	9,137	$ 8,536	$ 8,646	$ 9,562	$ 10,031	$ 10,621	$ 10,464	$ 11,103	$ 9,495	$ 10,749	$ 11,025	$ 9,961	11,333	$ 11,688	$ 11,139	$ 11,783	$ 11,503	$ 11,374	$ 11,649	$ 11,599	$ 12,413	$ 13,158	$ 13,209	$ 13,242	13,190	$ 13,953	$ 13,744	$ 13,960	$ 14,715	$ 15,785	$ 15,288	$ 15,702	$ 16,169	$ 16,466	$ 16,636	$ 16,693	16,462	$ 19,916	$ 18,683	$ 19,729	$ 19,994	$ 20,175	$ 17,621	$ 18,883	$ 18,828	$ 18,690	$ 18,552	$ 18,414	17,599
Hennessy Midstream Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	234,583	227,540	195,869	202,019	213,428	238,048	248,398	256,744	260,091	264,394	276,822	261,443	269,699	277,294	285,188	285,517	285,783	282,611	271,761		269,496	273,057	262,372	266,113	255,592	252,833	264,131	273,432	249,213	226,621	242,170	250,749		246,289	259,213	260,851	255,226	237,988	233,910	208,764	240,533	239,966	250,088	246,807	237,159		242,382	241,003	232,135	234,544	223,461	216,610	233,732	221,344	195,947	109,206	152,464	162,431		150,741	143,500	143,720	126,102	129,757	156,713	161,130	167,537	180,114	190,306	201,342	217,037	228,169	215,045	211,259	219,471	231,707	216,607	219,609	242,725	254,821	269,620	265,752	282,051	241,330	273,054	280,135	253,080	288,278	297,296	283,518	299,633	292,769	289,606	296,655	295,122	316,027	334,913	336,487	337,299	336,331	356,002	350,556	356,167	375,313	402,811	389,981	400,785	412,882	420,477	424,965	426,364	421,426	508,886	477,756	504,337	511,522	516,289	451,158	483,358	482,025	478,667	475,309	471,937	450,987
Hennessy Gas Utility Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												10,852													11,980													11,637													13,415													11,739												14,077												15,504												14,727												19,194												21,527
Hennessy Gas Utility Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												271,311													300,158													292,625													338,372													297,038												357,297												394,920												376,186												491,836												553,209
Hennessy Japan Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												11,554													13,606													13,970													15,451													17,810												19,887												12,358												14,689												19,259												22,912
Hennessy Japan Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												289,715													342,566													353,338													392,279													453,927												508,918												317,430												378,871												498,572												595,365
Hennessy Japan Small Cap Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												11,344													15,294													15,699													16,688													17,233												19,898												14,456												16,354												18,610												24,689
Hennessy Japan Small Cap Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												284,331													384,332													396,306													422,992													438,582												508,318												370,831												421,259												481,202												640,994
Hennessy Large Cap Financial Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												9,743													13,290													13,532													14,716													14,521												22,968												16,945												13,620												20,418												26,353
Hennessy Large Cap Financial Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												244,638													334,949													342,334													373,707													369,752												587,088												434,726												350,348												527,100												682,604
Hennessy Small Cap Financial Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												10,580													13,229													12,066													12,702													10,623												19,355												18,272												13,790												19,743												20,893
Hennessy Small Cap Financial Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												265,355													333,175													305,116													322,117													270,411												494,520												468,739												354,737												509,534												541,056
Hennessy Technology Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000												10,299													12,018													12,890													15,528													17,301												25,105												18,468												21,140												27,804												34,973
Hennessy Technology Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000												258,504													302,471													325,285													392,860													438,693												638,275												470,540												540,052												712,013												897,664
Hennessy Sustainable ETF
Account Value [Line Items]
Accumulated Value	$ 11,116																					$ 10,294													$ 9,677													$ 12,405													$ 13,369
Russell 2000® Index
Account Value [Line Items]
Accumulated Value		10,000												10,411													13,311													13,557													14,222													14,203												21,418												17,447												15,953												21,388												24,471
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 11,700	10,000	10,030	9,872	9,382	9,369	10,005	10,043	10,224	10,250	10,628	10,643	10,645	10,451	10,838	11,052	11,262	11,709	11,723	11,843	12,010	$ 9,991	12,085	12,333	12,371	12,626	12,921	13,317	13,465	14,236	13,711	13,363	13,414	13,737	$ 11,004	13,822	14,336	14,803	14,887	13,870	14,153	12,875	13,906	14,353	14,632	15,224	14,257	$ 15,188	15,262	15,481	15,236	15,521	15,857	16,433	16,928	16,922	15,529	13,611	15,356	16,087	$ 18,446	16,407	17,332	18,578	17,872	17,397	19,301	20,043	19,841	20,388	21,281	22,416	22,573	23,100	23,649	24,368	23,234	24,862	24,690	25,797	24,462	23,729	24,610	22,464	22,505	20,648	22,552	21,632	19,640	21,230	22,416	21,125	22,452	21,904	22,708	23,063	23,163	24,693	25,487	25,081	23,885	23,383	25,518	26,678	27,126	28,574	29,494	28,289	29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Russell 2000® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												260,282													332,767													338,934													355,557													355,069												535,449												436,172												398,814												534,709												611,782
S&P 500® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	250,743	246,789	234,542	234,226	250,115	251,085	255,594	256,256	265,704	266,077	266,127	261,273	270,949	276,305	281,545	292,724	293,065	296,075	300,242		302,116	308,328	309,272	315,652	323,018	332,924	336,626	355,899	342,782	334,071	335,353	343,428		345,542	358,401	370,080	372,186	346,747	353,813	321,867	347,660	358,823	365,796	380,607	356,420		381,539	387,022	380,892	388,018	396,423	410,813	423,212	423,046	388,221	340,271	383,891	402,175		410,173	433,301	464,447	446,800	434,918	482,525	501,078	496,019	509,696	532,019	560,412	564,326	577,500	591,219	609,195	580,862	621,558	617,251	644,914	611,542	593,231	615,257	561,606	562,636	516,194	563,790	540,797	490,990	530,742	560,402	528,114	561,298	547,603	567,708	576,569	579,075	617,337	637,169	627,025	597,129	584,574	637,960	666,943	678,151	714,361	737,345	707,229	742,296	768,932	778,291	797,170	814,195	806,812	854,172	833,810	857,030	845,847	798,189	792,776	842,677	885,530	905,404	923,757	957,475	979,893
Russell 3000® Index
Account Value [Line Items]
Accumulated Value		10,000												10,424													12,924													13,776													15,635													17,221												24,782												20,688												22,422												30,910												37,343
Russell Midcap® Growth Index
Account Value [Line Items]
Accumulated Value		10,000												10,040													12,675													13,454													16,001													19,382												27,024												19,204												19,847												27,522												32,914
Russell Midcap® Index
Account Value [Line Items]
Accumulated Value		10,000												10,417													12,613													12,966													14,745													15,353												22,322												18,490												18,304												24,783												27,456
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000												10,426													12,893													13,793													15,745													17,456												25,051												20,948												22,935												31,665												38,358
Russell 1000® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												260,639													322,328													344,820													393,619													436,389												626,269												523,697												573,364												791,637												958,957
Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value		10,000												10,637													12,528													12,909													14,356													13,270												19,077												17,742												17,766												23,269												25,863
Russell 1000® Value Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												265,927													313,211													322,717													358,903													331,751												476,914												443,544												444,138												581,715												646,567
Dow Jones Industrial Average Index [Member]
Account Value [Line Items]
Accumulated Value		10,000												10,549													13,932													15,306													16,885													16,943												23,336												21,762												22,451												28,929												33,512
75/25 Blended DJIA/Treasury Index
Account Value [Line Items]
Accumulated Value		10,000												10,426													12,880													13,898													15,085													15,241												19,428												18,552												19,241												23,613												26,696
50/50 Blended DJIA/Treasury Index
Account Value [Line Items]
Accumulated Value		10,000												10,314													11,903													12,576													13,467													13,729												16,177												15,564												16,165												18,884												20,814
S&P 500® Energy Index
Account Value [Line Items]
Accumulated Value		10,000												10,364													10,621													10,810													9,617													5,151												10,883												17,954												17,591												19,015												19,479
S&P 500® Energy Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												259,105													265,525													270,237													240,409													128,774												272,075												448,830												439,763												475,368												486,972
Alerian US Midstream Energy Index
Account Value [Line Items]
Accumulated Value		10,000	9,135	8,148	7,306	7,370	7,947	8,947	9,203	9,763	9,968	10,208	10,702	10,098	10,583	10,901	11,234	11,235	11,281	10,988	10,398		10,459	10,677	10,161	10,262	9,855	9,720	10,251	10,779	9,695	9,140	9,862	10,529		10,530	11,055	11,167	11,036	10,193	10,067	9,133	10,519	10,531	11,092	10,909	10,604		11,054	10,907	10,423	10,641	10,101	9,777	10,554	9,983	8,790	4,847	6,829	7,374		7,041	6,820	6,914	6,131	6,354	7,715	7,920	8,310	9,008	9,633	10,228	11,049	11,531	10,942	10,849	11,416	12,072	11,399	11,485	12,633	13,396	14,290	14,065	14,848	12,858	14,388	14,822	13,492	15,237	15,756	14,879	15,582	15,182	15,110	15,356	14,768	15,869	16,848	16,891	16,941	16,947	18,081	17,730	17,824	18,764	20,169	20,160	20,817	21,707	22,321	23,127	23,123	24,459	28,710	26,727	28,072	28,631	28,836	26,365	27,044	28,101	27,863	27,597	27,587	26,007
Alerian US Midstream Energy Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	$ 228,371	$ 203,691	$ 182,662	$ 184,261	$ 198,684	$ 223,681	$ 230,082	$ 244,085	$ 249,211	$ 255,202	$ 267,560	252,440	$ 264,582	$ 272,532	$ 280,850	$ 280,886	$ 282,034	$ 274,700	$ 259,943		$ 261,476	$ 266,935	$ 254,034	$ 256,561	246,381	$ 243,004	$ 256,274	$ 269,487	$ 242,373	$ 228,499	$ 246,561	$ 263,224		$ 263,244	$ 276,376	$ 279,169	$ 275,899	254,828	$ 251,671	$ 228,319	$ 262,967	$ 263,265	$ 277,293	$ 272,716	$ 265,100		$ 276,360	$ 272,670	$ 260,564	$ 266,027	252,537	$ 244,434	$ 263,844	$ 249,585	$ 219,749	$ 121,166	$ 170,735	$ 184,343		$ 176,029	$ 170,504	$ 172,856	$ 153,284	158,860	$ 192,867	$ 197,992	$ 207,743	$ 225,205	$ 240,833	$ 255,708	$ 276,229	$ 288,284	$ 273,545	$ 271,220	$ 285,409	301,803	$ 284,977	$ 287,117	$ 315,825	$ 334,911	$ 357,241	$ 351,629	$ 371,200	$ 321,452	$ 359,706	$ 370,552	$ 337,294	380,932	$ 393,906	$ 371,984	$ 389,556	$ 379,538	$ 377,752	$ 383,899	$ 369,194	$ 396,717	$ 421,194	$ 422,269	$ 423,514	423,677	$ 452,016	$ 443,244	$ 445,599	$ 469,110	$ 504,226	$ 503,988	$ 520,425	$ 542,665	$ 558,030	$ 578,170	$ 578,067	611,485	$ 717,759	$ 668,169	$ 701,811	$ 715,764	$ 720,890	$ 659,133	$ 676,101	$ 702,527	$ 696,563	$ 689,922	$ 689,669	650,186
AGA Stock Index
Account Value [Line Items]
Accumulated Value		10,000												11,004													12,305													12,110													14,132													12,498												15,139												16,852												16,125												21,104												23,729
AGA Stock Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												275,109													307,624													302,752													353,292													312,450												378,469												421,295												403,122												527,604												593,224
Russell/Nomura Total Market™ Index
Account Value [Line Items]
Accumulated Value		10,000												10,539													12,666													12,048													13,076													13,257												15,797												11,964												14,090												17,122												21,532
Tokyo Stock Price Index (TOPIX)
Account Value [Line Items]
Accumulated Value		10,000												10,495													12,564													12,047													13,065													13,110												15,551												11,811												13,888												16,905												21,178
Russell/Nomura Total Market™ Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												263,463													316,640													301,200													326,912													331,426												394,937												299,089												352,251												428,062												538,288
Tokyo Stock Price Index (TOPIX) [Member]
Account Value [Line Items]
Accumulated Value		250,000												262,375													314,099													301,168													326,613													327,752												388,782												295,275												347,197												422,614												529,438
Russell/Nomura Small Cap™ Index
Account Value [Line Items]
Accumulated Value		10,000												11,376													14,176													13,238													13,947													13,857												15,491												11,706												13,384												15,632												19,326
Russell/Nomura Small Cap™ Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												284,405													354,400													330,949													348,687													346,414												387,285												292,649												334,596												390,803												483,152
Russell 1000® Index Financials
Account Value [Line Items]
Accumulated Value		10,000												10,320													13,459													13,960													16,350													15,036												25,693												22,167												21,851												32,687												38,189
Russell 1000® Index Financials [Member]
Account Value [Line Items]
Accumulated Value		250,000												258,004													336,479													349,001													408,760													375,900												642,313												554,186												546,276												817,169												954,732
Russell 2000® Index Financials
Account Value [Line Items]
Accumulated Value		10,000												10,826													13,597													13,326													14,609													11,998												19,232												17,345												14,301												20,791												21,849
Russell 2000® Index Financials [Member]
Account Value [Line Items]
Accumulated Value		250,000												270,655													339,924													333,158													365,234													299,959												480,809												433,618												357,530												519,780												546,235
NASDAQ Composite Index [Member]
Account Value [Line Items]
Accumulated Value		10,000												10,397													13,634													14,961													17,171													22,810												32,617												23,301												27,492												39,002												51,480
Nasdaq Composite Index
Account Value [Line Items]
Accumulated Value		250,000												259,921													340,839													374,025													429,270													570,261												815,422												582,530												687,305												975,052												1,286,995
Russell 3000® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												260,608													323,100													344,411													390,872													430,537												619,540												517,206												560,548												772,745												933,573
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Accumulated Value		250,000												251,007													316,886													336,341													400,013													484,562												675,609												480,088												496,170												688,040												822,850
Russell Midcap® Index [Member]
Account Value [Line Items]
Accumulated Value		$ 250,000												$ 260,415													$ 315,337													$ 324,150													$ 368,619													$ 383,822												$ 558,059												$ 462,258												$ 457,605												$ 619,572												$ 686,401